Condensed interim consolidated statement of comprehensive profit or loss - USD ($)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Condensed interim consolidated statement of comprehensive profit or loss
Revenue	$ 10,189,069	$ 8,067,008
Cost of sales	(8,000,885)	(6,322,748)
Gross income	2,188,184	1,744,260
General and administrative expenses	(2,898,277)	(5,451,740)
Selling and marketing costs	(12,831)	(13,221)
Other expenses	(127,500)	(625,078)
Other income	434,165	273,088
Operating (loss)/profit	(416,259)	(4,072,691)
Change in fair value of financial liabilities	836,384	(1,647,913)
Finance income	106,913	78,623
Finance cost	(94,838)	(50,866)
(Loss)/profit before tax from continuing operations	432,200	(5,692,847)
(Loss)/profit for the period from continuing operations	432,200	(5,692,847)
Discontinued operations
(Loss)/profit for the period	432,200	(5,692,847)
Attributable to:
Equity holders of the Parent Company	432,200	(5,692,847)
(Loss)/profit for the period	$ 432,200	$ (5,692,847)
Profit/(loss) per share attributable to equity holders of the Parent Company
Basic	$ 0.04	$ (0.67)
Diluted	$ 0.04	$ (0.67)
Items that may be reclassified subsequently to profit or loss:
Exchange differences on translation of foreign operations, net of tax	$ (1,400,601)	$ (4,713,527)
Total comprehensive loss for the period	(968,401)	(10,406,374)
Attributable to:
Equity holders of the Parent Company	(968,401)	(10,406,374)
Total comprehensive loss for the period	$ (968,401)	$ (10,406,374)